AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended					3 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Available-for-sale securities in an unrealized gain position	Dec. 31, 2011 Available-for-sale securities in an unrealized gain position	Mar. 31, 2012 Available-for-sale securities in an unrealized loss position M	Dec. 31, 2011 Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Net proceeds on available-for-sale securities and other	$ 8,800,000
Gain on sale and write-down of available-for-sale securities	4,394,000
Cost (net of impairments)				17,500,000	127,344,000	113,460,000	1,717,000
Unrealized gains (losses) in accumulated other comprehensive income				6,517,000	16,408,000	(5,098,000)	(58,000)
Estimated fair value		132,379,000	145,411,000	24,017,000	143,752,000	108,362,000	1,659,000
Pre-impairment fair value of investments						108,400,000
Total unrealized loss on the pre-impairment of investments						$ 5,100,000
Maximum duration of impairment for investments in available-for-sale securities (in months)						3